UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     August 14, 2008

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE




                                    * * * * *


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          16

Form 13F Information Table Value Total:  $2,035,306



List of Other Included Managers:               NONE




                                    * * * * *



                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100    23708  1423901 SH
SOLE                  1423901
AVID TECHNOLOGY, INC.               COM          05367P100   138201  8134258 SH
SOLE                  8134258
CAREER EDUCATION CORP.              COM          141665109   248404 17002354 SH
SOLE                 17002354
CB RICHARD ELLIS GROUP, INC.        COM          12497T101   473767 24675364 SH
SOLE                 24675364
COLLECTIVE BRANDS, INC.             COM          19421W100    37185  3197314 SH
SOLE                  3197314
ELECTRONICS FOR IMAGING, INC.       COM          286082102    78287  5362111 SH
SOLE                  5362111
ERESEARCH TECHNOLOGY, INC.          COM          29481V108   129558  7428769 SH
SOLE                  7428769
FIRST AMERICAN CORP.                COM          318522307    75359  2854500 SH
SOLE                  2854500
GETTY IMAGES, INC.                  COM          374276103    57087  1682492 SH
SOLE                  1682492
ITT EDUCATIONAL SERVICES INC.       COM          45068b109   291336  3525788 SH
SOLE                  3525788
KINETIC CONCEPTS, INC.              COM          49460W208   249172  6243330 SH
SOLE                  6243330
MACROVISION CORP.                   COM          555904101    40344  2696760 SH
SOLE                  2696760
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109    10580 11730000 SH
SOLE                 11730000
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357C503    42680  4535530 SH
SOLE                  4535530
SYMMETRY MEDICAL, INC.              COM          871546206    49624  3059404 SH
SOLE                  3059404
WILLIAMS SONOMA, INC.               COM          969904101    90014  4536980 SH
SOLE                  4536980